Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.6%
Aerospace & Defense – 1.6%
AAR Corp*	368,293	$20,620,725
Automobiles – 0.8%
Winnebago Industries Inc	303,991	10,475,530
Banks – 20.8%
Ameris Bancorp	511,482	29,446,019
Business First Bancshares Inc	684,700	16,672,445
Columbia Banking System Inc	751,870	18,751,638
Eastern Bankshares Inc	1,457,264	23,899,129
FB Financial Corp	498,674	23,118,527
First Busey Corp	827,343	17,870,609
Fulton Financial Corp	1,912,433	34,595,913
Hilltop Holdings Inc	641,891	19,545,581
Nicolet Bankshares Inc	149,236	16,260,754
OFG Bancorp	461,134	18,454,583
Towne Bank/Portsmouth VA	713,718	24,402,018
Wintrust Financial Corp	230,822	25,958,242
		268,975,458
Beverages – 1.5%
Coca-Cola Consolidated Inc	14,291	19,292,850
Capital Markets – 4.1%
Lazard Inc	408,074	17,669,604
Piper Jaffray Cos	77,912	19,295,686
WisdomTree Investments Inc	1,767,226	15,763,656
		52,728,946
Chemicals – 2.7%
Innospec Inc	164,923	15,626,454
Quaker Chemical Corp	159,528	19,719,256
		35,345,710
Commercial Services & Supplies – 2.4%
Boyd Group Services Inc	137,253	19,734,709
Healthcare Services Group Inc*	1,177,722	11,871,438
		31,606,147
Construction & Engineering – 0.2%
Comfort Systems USA Inc	8,718	2,810,073
Construction Materials – 1.0%
Eagle Materials Inc	57,597	12,782,502
Electronic Equipment, Instruments & Components – 2.8%
Fabrinet*	56,432	11,145,884
Insight Enterprises Inc*	74,942	11,240,551
Littelfuse Inc	19,775	3,890,534
Napco Security Technologies Inc	114,000	2,624,280
Vontier Corp	213,491	7,013,179
		35,914,428
Energy Equipment & Services – 0.7%
Oceaneering International Inc*	180,342	3,933,259
Weatherford International PLC	89,370	4,785,764
		8,719,023
Equity Real Estate Investment Trusts (REITs) – 1.6%
Broadstone Net Lease Inc	1,187,078	20,227,809
Food & Staples Retailing – 2.4%
Casey's General Stores Inc	41,271	17,913,265
Ingles Markets Inc	190,953	12,436,769
		30,350,034
Food Products – 0.7%
John B Sanfilippo & Son Inc	122,095	8,651,652
Gas Utilities – 1.7%
Chesapeake Utilities Corp	175,901	22,590,965
Health Care Equipment & Supplies – 3.8%
Enovis Corp*	373,509	14,271,779
Envista Holdings Corp*	1,162,363	20,062,385
Globus Medical Inc*	209,781	15,355,969
		49,690,133
Household Durables – 2.6%
Helen of Troy Ltd*	277,330	14,834,382

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Household Durables – (continued)
M/I Homes Inc*	88,139	$10,063,711
Meritage Homes Corp	120,020	8,507,017
		33,405,110
Industrial Real Estate Investment Trusts (REITs) – 2.2%
STAG Industrial Inc	789,627	28,521,327
Insurance – 7.9%
Axis Capital Holdings Ltd	389,827	39,076,258
Hanover Insurance Group Inc	217,104	37,765,241
Kemper Corp	57,689	3,856,510
ProAssurance Corp*	921,722	21,522,209
		102,220,218
Leisure Products – 2.3%
Brunswick Corp/DE	134,898	7,264,257
Malibu Boats Inc*	348,948	10,705,725
YETI Holdings Inc*	337,852	11,182,901
		29,152,883
Life Sciences Tools & Services – 0.7%
Mesa Laboratories Inc	74,816	8,877,667
Machinery – 1.2%
Helios Technologies Inc	482,948	15,497,801
Marine – 2.2%
Kirby Corp*	286,243	28,913,405
Metals & Mining – 2.6%
Commercial Metals Co	527,212	24,257,024
TimkenSteel Corp*	692,744	9,255,060
		33,512,084
Multi-Utilities – 1.8%
Black Hills Corp	384,387	23,313,072
Oil, Gas & Consumable Fuels – 6.7%
Gulfport Energy Corp*	119,184	21,946,542
Magnolia Oil & Gas Corp	995,665	25,150,498
Oasis Petroleum Inc	249,617	28,136,828
PBF Energy Inc	619,861	11,833,146
		87,067,014
Real Estate Management & Development – 1.8%
Cushman & Wakefield PLC*	2,298,211	23,487,716
Retail Real Estate Investment Trusts (REITs) – 2.2%
FrontView Inc	794,119	10,156,782
Phillips Edison & Co Inc	505,228	18,435,770
		28,592,552
Semiconductor & Semiconductor Equipment – 1.6%
Rambus Inc*	136,277	7,055,742
Tower Semiconductor Ltd*	295,307	10,530,648
Ultra Clean Holdings Inc*	125,979	2,697,210
		20,283,600
Software – 2.6%
Blackline Inc*	112,091	5,427,446
nCino Inc*	432,125	11,870,474
Sapiens International Corp NV	326,926	8,856,425
Tenable Holdings Inc*	195,760	6,847,685
		33,002,030
Specialized Real Estate Investment Trusts (REITs) – 2.3%
National Storage Affiliates Trust	488,886	19,262,109
PotlatchDeltic Corp	228,153	10,294,263
		29,556,372
Specialty Retail – 2.8%
Academy Sports & Outdoors Inc	424,209	19,348,173
Boot Barn Holdings Inc*	107,415	11,539,593
Caleres Inc	324,273	5,587,224
		36,474,990
Textiles, Apparel & Luxury Goods – 1.0%
Steven Madden Ltd	494,751	13,180,167
Trading Companies & Distributors – 4.3%
GATX Corp	124,691	19,360,772
H&E Equipment Services Inc	118,060	11,190,907
MSC Industrial Direct Co Inc	106,768	8,292,670
Rush Enterprises Inc	307,626	16,430,305
		55,274,654
Total Common Stocks (cost $1,068,744,326)		1,261,114,647

	Shares or Principal Amounts	Value
Investment Companies – 0.5%
Exchange-Traded Funds (ETFs) – 0.5%
SPDR S&P Biotech# (cost $7,041,162)	84,725	$6,871,198
Repurchase Agreements – 1.9%
ING Financial Markets LLC, Joint repurchase agreement, 4.3100%, dated 3/31/25, maturing 4/1/25 to be repurchased at $11,301,353 collateralized by $11,373,410 in U.S. Treasuries 3.8750% - 4.6250%, 6/15/27 - 12/31/29 with a value of $11,527,388	$11,300,000	11,300,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.3400%, dated 3/31/25, maturing 4/1/25 to be repurchased at $13,501,628 collateralized by $13,578,705 in U.S. Treasuries 3.6250% - 6.3750%, 8/15/27 - 5/31/28 with a value of $13,771,666	13,500,000	13,500,000
Total Repurchase Agreements (cost $24,800,000)		24,800,000
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	872,850	872,850
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 4/1/25	$218,213	218,213
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,091,063)		1,091,063
Total Investments (total cost $1,101,676,551) – 100.1%		1,293,876,908
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(917,141)
Net Assets – 100%		$1,292,959,767

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,254,755,126	97.0%
Canada	19,734,709	1.5
Israel	19,387,073	1.5
Total	$1,293,876,908	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	$5,812,571	$78,378,835	$(83,318,556)	$-	$-	$872,850	872,850	$23,631 ∆

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,261,114,647	$-	$-
Investment Companies	6,871,198	-	-
Repurchase Agreements	-	24,800,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,091,063	-
Total Assets	$1,267,985,845	$25,891,063	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70293 05-25